EMPLOYEE RELATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Postretirement Medicare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Periodic Benefit Cost

The components of the net periodic benefit cost and other amounts recognized in other comprehensive income for post-retirement medical plan expense are as follows:

	Year ended December 31,
	2019	2018	2017
Net periodic benefit cost:
Service cost	$7	$10	$9
Interest cost	72	73	69
Amortization of prior service costs	--	--	--
Amortization of net loss (gain)	(298)	(262)	(361)
Total net periodic benefit cost	(219)	$(179)	$(283)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$--
Net loss (gain) for the period	(1)	(376)	317
Amortization of prior service costs	--	--	--
Amortization of net gain (loss)	298	262	361
Total recognized in other comprehensive income (loss)	$297	$(114)	$678
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$78	$(293)	$395

Weighted average assumptions used:
Discount rate	4.50%	3.80%	4.50%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (Pre-65/Post-65 Medicare Advantage)	6.90%/13.10%	8.30%/11.10%	7.20%/10.00%
Health care cost trend rate assumed for current year (Pre-65/Post-65 Non Medicare Advantage)	6.90%/7.90%	N/A	N/A
Ultimate rate (Pre-65/Post-65)	4.50%/4.50%	4.50%/4.50%	4.50%/4.50%
Year the ultimate rate is reached (Pre-65/Post-65)	2029/2029	2027/2027	2025/2025
Measurement date	December 31, 2019	December 31, 2018	December 31, 2017

Schedule of Impact of One-Percentage-Point Change in Assumed Health Care Cost

Impact of one-percentage point change in assumed health care cost trend rates as of December 31, 2019:

	Increase	Decrease
Effect on service cost and interest cost	$2	$(2)
Effect on post-retirement benefit obligation	$33	$(25)

Schedule of changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status

The components of the change in benefit obligation, change in plan assets and funded status for post-retirement medical plan are as follows:

	Year ended December 31,
	2019	2018	2017
Change in medical plan related benefit obligation:
Medical plan related benefit obligation at beginning of period	$1,628	$1,936	$1,550
Service cost	7	10	9
Interest cost	72	73	69
Benefits paid	(17)	(15)	(9)
Change in medical plan provisions	--	--	--
Actuarial loss (gain)	(1)	(376)	317
Benefit medical plan related obligation end of period	$1,689	$1,628	$1,936
Change in plan assets:
Fair value of plan assets at beginning of period	$--	$--	$--
Employer contribution	16	15	9
Benefits paid	(16)	(15)	(9)
Fair value of plan assets at end of period	$--	$--	$--
Medical plan related net funding	$(1,689)	$(1,628)	$(1,936)

F - 34

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019

(dollars in thousands, except per share data)

NOTE 13 -  EMPLOYEE RELATED LIABILITIES (Cont.)

B.Jazz Employee Benefit Plans (Cont.)

Post-Retirement Medical Plan (Cont.)

	As of December 31,
	2019	2018	2017
Amounts recognized in statement of financial position:
Current liabilities	$(50)	$(65)	$(58)
Non-current liabilities	(1,639)	(1,563)	(1,878)
Net amount recognized	$(1,689)	$(1,628)	$(1,936)
Weighted average assumptions used:
Discount rate	3.40%	4.50%	3.80%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (pre 65/ post 65 Medicare Advantage)	6.20%/(5.00)%	6.90%/13.10%	8.30%/11.10%
Health care cost trend rate assumed for next year (pre 65/ post 65 Non Medicare Advantage)	6.20%/6.10%	6.90%/7.90%	8.30%/11.10%
Ultimate rate (pre 65/ post 65)	4.50%/4.50%	4.50%/4.50%	4.50%/4.50%
Year the ultimate rate is reached (pre 65/ post 65)	2029/2029	2029/2029	2027/2027

Schedule of Future Benefit Payments

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2020	$50
2021	54
2022	54
2023	55
2024	61
2025-2029	$365

Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Periodic Benefit Cost

The components of the change in benefit obligation, the change in plan assets and funded status for Jazz’s pension plan are as follows:

	Year ended December 31,
	2019	2018	2017
Net periodic benefit cost:
Interest cost	$817	$749	$831
Expected return on plan assets	(930)	(1,427)	(1,236)
Expected Administrative Expenses	100	--	--
Amortization of prior service costs	3	3	3
Amortization of net loss (gain)	--	--	55
Total net periodic benefit cost	$(10)	$(675)	$(347)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$--
Net loss (gain) for the period	1,158	(231)	(1,303)
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain (loss)	--	--	(55)
Total recognized in other comprehensive income (loss)	$1,155	$(234)	$(1,361)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$1,145	$(909)	$(1,708)
Weighted average assumptions used:
Discount rate	4.40%	3.70%	4.30%
Expected return on plan assets	4.20%	6.20%	6.20%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Estimated Amounts in Accumulated Other Comprehensive Income to be Recognized over the Next Fiscal Year

	Year ended December 31,
	2019	2018	2017
Estimated amounts that will be amortized from accumulated other comprehensive income in the next fiscal year ending :
Prior service cost	$3	$3	$3
Net actuarial loss	$27	$--	$--

Schedule of changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status

The components of the change in benefit obligation, change in plan assets and funded status for Jazz’s pension plan are as follows:

	Year ended December 31,
	2019	2018	2017
Change in benefit obligation:
Benefit obligation at beginning of period	$18,979	$20,629	$19,672
Interest cost	817	749	831
Benefits paid	(688)	(607)	(548)
Change in plan provisions	--	--	--
Actuarial loss (gain)	2,800	(1,792)	674
Benefit obligation end of period	$21,908	$18,979	$20,629
Change in plan assets:
Fair value of plan assets at beginning of period	$22,669	$23,235	$19,871
Actual return on plan assets	2,544	(133)	3,212
Employer contribution	--	175	700
Expenses paid	(71)	--	--
Benefits paid	(688)	(607)	(548)
Fair value of plan assets at end of period	$24,454	$22,670	$23,235
Funded status	$2,546	$3,691	$2,606
Amounts recognized in statement of financial position:
Non-current assets	$2,546	$3,691	$2,606
Non-current liabilities	--	--	--
Net amount recognized	$2,546	$3,691	$2,606
Weighted average assumptions used:
Discount rate	3.20%	4.40%	3.70%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Future Benefit Payments

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2020	$859
2021	932
2022	1,017
2023	1,085
2024	1,142
2025-2029	$6,144

Schedule of Weighted Average Asset Allocations

The plan’s assets measured at fair value on a recurring basis consisted of the following as of December 31, 2019:

	Level 1	Level 2	Level 3
Investments in mutual funds	$--	$24,454	$--
Total plan assets at fair value	$--	$24,454	$--

The plan’s assets measured at fair value on a recurring basis consisted of the following as of December 31, 2018:

	Level 1	Level 2	Level 3
Investments in mutual funds	$--	$22,670	$--
Total plan assets at fair value	$--	$22,670	$--

Schedule of Assets Measured at Fair Value on a Recurring Basis

Jazz’s pension plan weighted average asset allocations on December 31, 2019, by asset category are as follows:

Asset Category	December 31, 2019	Target allocation 2020
Equity securities	23%	20%
Debt securities	77%	80%
Total	100%	100%